Segment information - Schedule of Non-Current Assets by Country (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Intangible assets	€ 584,026	€ 625,379	€ 631,002
Property, plant and equipment	27,758	37,904	51,355
Other non-current financial assets	12,706	12,516	15,170	€ 12,703
Non-current assets	667,524	709,888	712,771
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	559,998	600,719	607,589
Property, plant and equipment	1,051	1,792	3,351
Investments in joint ventures and associates and other investments	4,739	3,915	2,791
Other non-current financial assets	519	1,964	100
Non-current assets	566,307	608,390	613,831
Australia
Disclosure of geographical areas [line items]
Intangible assets	11,252	11,087	11,927
Property, plant and equipment	2,608	2,082	2,453
Investments in joint ventures and associates and other investments	0	0	0
Other non-current financial assets	236	227	194
Non-current assets	14,096	13,396	14,574
Italy
Disclosure of geographical areas [line items]
Intangible assets	796	1,094	1,379
Property, plant and equipment	5,443	8,859	10,484
Investments in joint ventures and associates and other investments	0	0	0
Other non-current financial assets	283	288	358
Non-current assets	6,522	10,241	12,221
Singapore
Disclosure of geographical areas [line items]
Intangible assets		664
Property, plant and equipment		3,381
Investments in joint ventures and associates and other investments		0
Other non-current financial assets		1,003
Non-current assets		5,048
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	11,980	11,815	10,107
Property, plant and equipment	18,656	21,790	35,067
Investments in joint ventures and associates and other investments	1,792	(418)	104
Other non-current financial assets	11,668	9,034	14,518
Non-current assets	44,096	42,221	59,796
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	584,026	625,379	631,002
Property, plant and equipment	27,758	37,904	51,355
Investments in joint ventures and associates and other investments	6,531	3,497	2,895
Other non-current financial assets	12,706	12,516	15,170
Non-current assets	€ 631,021	€ 679,296	€ 700,422